Leases - Summary of Amounts Recognised in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Lease [Abstract]
Total cash outflows for leases (principal + interest)	$ 3,340	$ 3,912	$ 6,212